J.P. MORGAN MONEY MARKET FUNDS

JPMorgan 100% U.S. Treasury Securities Money Market Fund

JPMorgan California Municipal Money Market Fund

JPMorgan Federal Money Market Fund

JPMorgan New York Municipal Money Market Fund

JPMorgan Prime Money Market Fund

JPMorgan Tax Free Money Market Fund

(Morgan, Class B and Class C Shares)

(each a series of JPMorgan Trust I)

JPMorgan Liquid Assets Money Market Fund

JPMorgan Municipal Money Market Fund

JPMorgan Michigan Municipal Money Market Fund

JPMorgan Ohio Municipal Money Market Fund

JPMorgan U.S. Government Money Market Fund

JPMorgan U.S. Treasury Plus Money Market Fund

(Morgan, Class B and Class C Shares)

(each a series of JPMorgan Trust II)

Supplement dated July 29, 2013

to the Prospectus dated July 1, 2013, as supplemented

ADDITIONAL CLASS C SHARE EXCHANGES — Beginning on September 3, 2013, Class C Shares of any J.P. Morgan Fund may be exchanged into the Class C Shares of the JPMorgan Limited Duration Bond Fund, JPMorgan Short Duration Bond Fund and JPMorgan Short-Intermediate Municipal Bond Fund (collectively, the “Short Bond Funds”). Effective September 3, 2013, the fourth and fifth paragraphs under “EXCHANGING FUND SHARES” in the “How Your Account Works” section of the prospectus are hereby deleted in their entirety and replaced with the following:

Class C Shares of a Fund may be exchanged for Class C Shares of another J.P. Morgan Fund.

In addition, effective September 3, 2013, the seventh and eighth paragraphs under “EXCHANGING FUND SHARES” in the “How Your Account Works” section of the prospectus are hereby deleted in its entirety and replaced with the following:

Your new Class B or Class C Shares will be subject to the CDSC of the Fund from which you exchanged, except there is no CDSC on Class C Shares of JPMorgan Limited Duration Bond Fund, JPMorgan Short Duration Bond Fund, and JPMorgan Short-Intermediate Municipal Bond Fund (collectively, the “Short Bond Funds”) purchased prior to September 3, 2013. The current holding period for your exchanged Class B or Class C Shares, other than exchanged Class C Shares of the Short Bond Funds purchased prior to September 3, 2013, is carried over to your new shares. If you exchange Class C Shares purchased prior to September 3, 2013 of one of the Short Bond Funds, your new Class C Shares shall be deemed to be held for the required holding period applicable to your new Class C Shares and no CDSC shall be charged.

You will need to meet any investment minimum or eligibility requirements. The J.P. Morgan Funds do not charge a fee for this privilege. The J.P. Morgan Funds will provide 60 days’ written notice of any termination of or material change to your exchange privilege.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-MMKT-C-713